Short Term Debt - Summary of Short-Term Debt (Details) (10-Q) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Short term borrowings	$ 839,000	$ 143,000	$ 8,500
Short term debt, discounts	(284,216)	(60)	0
Short term debt	554,784	142,940	$ 8,500
Short-term Debt One [Member]
Short term borrowings	50,000
Short-term Debt Two [Member]
Short term borrowings	316,000
Short-term Debt Three [Member]
Short term borrowings	330,000
Short-term Debt Four [Member]
Short term borrowings
Short-term Debt Five [Member]
Short term borrowings
Short-term Debt Six [Member]
Short term borrowings
Short-term Debt Seven [Member]
Short term borrowings	$ 143,000	$ 143,000